IOWA PUBLIC AGENCY INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                               DECEMBER 31, 1997






                                SPONSORED BY THE

                    IOWA ASSOCIATION OF MUNICIPAL UTILITIES
                       IOWA STATE ASSOCIATION OF COUNTIES
                             IOWA LEAGUE OF CITIES

TRUSTEES' REPORT
----------------

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1997. During 1997, market rates for short-term securities were relatively constant by historical standards. IPAIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return.

Included in this report is a summary of liquid rates for 1997 and each preceding calendar year. Rates earned by IPAIT participants were reflective of the general trend in interest rates throughout the year.

Participation in IPAIT's investment programs continues to grow and serve additional participants. As of December 31, 1997, a total of 151 cities, 81 counties, 69 municipal utilities and 34 28E organizations were authorized to invest in IPAIT. During the period, total assets invested within the liquid funds ranged from a low of $208,342,491 to a high of $325,733,936. When fixed term securities are included, the respective figures range from a low of $257,901,891 to a high of $367,334,573. Average total funds invested in 1997 for all investment alternatives exceeded average total funds invested in all previous operating periods.

The Board of Trustees is very pleased with the success of the IPAIT cash management program and would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is always responsive to its member's needs.


Respectfully,



Robert Hagey, Chair
Board of Trustees

MANAGEMENT DISCUSSION
---------------------

During the last half of the fiscal year, short-term interest rates were stable. The domestic U.S. economy remains strong. The lowest unemployment rate since 1973 and wages rising at the fastest pace in a decade will likely keep consumer spending vigorous. Home sales are at record levels due to the recent decline in mortgage rates. Businesses continue to invest in technology to improve efficiency in a competitive marketplace.

The turmoil in Asia, however, will likely dampen economic growth. The Federal Reserve is unlikely to raise short-term interest rates until the impact of Asia on the U.S. economy becomes more clear. Once Asia stabilizes, however, the strength of the domestic economy will again be the focus of the Federal Reserve and short-term interest rates may edge higher.

The rate on the IPAIT Diversified Fund exceeded five percent in each of the last six months. The portfolio consistently provided a rate 0.25 percent greater than the Donoghue Index of national money market funds.

The average maturity of the IPAIT Diversified Fund was 42 days on December 31, 1997. The average maturity is being maintained at this level, since there is little yield difference between overnight and six month investments.

The IPAIT program emphasizes three elements: safety, liquidity, and competitive rates in that order. We look forward to serving you in 1998.


Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                    YIELD AT
      PAR                                                            TIME OF                   AMORTIZED
     VALUE                         DESCRIPTION                      PURCHASE      DUE DATE       COST
-------------   ------------------------------------------------   ----------    ---------   -------------
DISCOUNTED GOVERNMENT SECURITIES -- 8.21%
$  5,000,000    Fed. National Mtge. Assoc.-Disc. Note                5.79%        02/11/98   $   4,967,826
   3,381,000    Federal Home Loan Bank-Disc. Note                    5.67%        02/12/98       3,359,207
   5,000,000    Fed. Home Loan Mtge. Corp.-Disc. Note                5.72%        02/13/98       4,966,675
                                                                                             -------------
                TOTAL (cost-- $13,293,708)                                                   $  13,293,708
                                                                                             -------------

COUPON SECURITIES -- 26.67%
$  3,000,000    Federal Home Loan Mtge. Corp., 5.52%                 5.76%        01/02/98   $   2,999,972
   2,500,000    Federal Home Loan Bank, 5.81%                        6.11%        01/23/98       2,499,468
   1,000,000    Student Loan Marketing Assoc., Variable Rate         5.94%        02/04/98       1,000,262
   1,000,000    Federal Home Loan Bank, Variable Rate                5.75%        02/25/98         998,305
   1,000,000    Federal Home Loan Bank, Variable Rate                6.02%        02/25/98         998,011
   1,500,000    Student Loan Marketing Assoc., 7.00%                 6.08%        03/03/98       1,502,191
   2,500,000    Federal Farm Credit Bank, 5.45%                      6.07%        03/03/98       2,497,503
   2,000,000    Federal Home Loan Mtge. Corp., 5.19%                 5.86%        03/11/98       1,997,491
   1,000,000    Federal Home Loan Mtge. Corp., 5.40%                 6.07%        03/16/98         998,695
   4,000,000    Student Loan Marketing Assoc., 5.70%                 5.70%        03/17/98       3,998,588
   1,000,000    Federal National Mtge. Assoc., 5.71%                 5.88%        03/18/98         999,667
  10,000,000    Fed. National Mtge. Assoc., Variable Rate            5.84%        04/15/98       9,998,879
   2,500,000    Federal National Mtge. Assoc., 5.40%                 5.90%        05/28/98       2,495,128
   2,195,000    Federal Home Loan Mtge. Corp., 5.83%                 5.78%        08/11/98       2,195,000
   5,000,000    Federal Home Loan Bank, Variable Rate                5.72%        10/23/98       4,998,698
   3,000,000    Student Loan Marketing Assoc., Variable Rate         5.75%        11/05/98       3,000,160
                                                                                             -------------
                TOTAL (cost-- $43,178,018)                                                   $  43,178,018
                                                                                             -------------

CERTIFICATES OF DEPOSIT -- 26.00%
$    500,000    Farmers State Bank, Hawarden                         5.75%        01/02/98   $     500,000
     250,000    Citizens Bank, Sac City                              5.95%        01/05/98         250,000
   2,500,000    Bankers Trust, Des Moines                            5.70%        01/05/98       2,500,000
   2,000,000    Community First State Bank, Decorah                  5.70%        01/06/98       2,000,000
     500,000    American Bank, LeMars                                5.95%        01/08/98         500,000


See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, CONTINUED
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                    YIELD AT
      PAR                                                            TIME OF                   AMORTIZED
     VALUE                         DESCRIPTION                      PURCHASE      DUE DATE       COST
-------------   -------------------------------------------------  ----------    ---------   -------------
$  1,500,000    First State Bank, Conrad                             5.68%        01/09/98   $   1,500,000
     150,000    Community Bank, Preston                              5.95%        01/20/98         150,000
   1,000,000    Union State Bank, Monona                             5.95%        01/20/98       1,000,000
     500,000    Peoples State Bank, Elkader                          5.75%        01/20/98         500,000
     500,000    American Bank, LeMars                                5.88%        01/21/98         500,000
   1,000,000    First State Bank, Conrad                             5.85%        01/21/98       1,000,000
   1,000,000    Ottumwa Savings Bank, Ottumwa                        5.80%        01/23/98       1,000,000
   2,000,000    Heritage Bank, Holstein                              5.80%        01/26/98       2,000,000
     250,000    Farmers State Bank, Hawarden                         5.75%        01/30/98         250,000
     100,000    Ackley State Bank, Ackley                            6.00%        02/06/98         100,000
     250,000    Ft. Madison Bank & Trust, Ft. Madison                6.10%        02/18/98         250,000
   2,500,000    Norwest Bank, Pleasant Hill                          5.90%        02/18/98       2,500,000
   3,500,000    Norwest Bank, Pleasant Hill                          5.90%        02/25/98       3,500,000
     200,000    Northwestern State Bank, Orange City                 5.90%        02/27/98         200,000
     500,000    Union State Bank, Winterset                          5.95%        02/27/98         500,000
     500,000    First Bank & Trust, Rock Rapids                      5.90%        03/04/98         500,000
     250,000    Ackley State Bank, Ackley                            6.00%        03/09/98         250,000
     100,000    First American Bank, Ft. Dodge                       5.92%        03/11/98         100,000
   1,000,000    Ottumwa Savings Bank, Ottumwa                        5.85%        03/12/98       1,000,000
   1,500,000    Mercantile Bank, Mt. Pleasant                        5.90%        03/16/98       1,500,000
   1,000,000    St. Ansgar State Bank, St. Ansgar                    5.80%        03/18/98       1,000,000
   2,500,000    Bankers Trust, Des Moines                            5.85%        03/23/98       2,500,000
   1,000,000    St. Ansgar State Bank, St. Ansgar                    6.05%        03/25/98       1,000,000
     500,000    Great River Bank, LeClaire                           5.85%        03/30/98         500,000
     250,000    Citizens Bank, Sac City                              6.30%        04/09/98         250,000
   1,000,000    Ottumwa Savings Bank, Ottumwa                        5.85%        04/10/98       1,000,000
     400,000    Exchange Bank, Collins                               6.30%        04/15/98         400,000
     150,000    Community Bank, Preston                              5.90%        04/20/98         150,000
     500,000    Mid-Iowa Savings Bank, Newton                        5.90%        04/20/98         500,000
     200,000    Maxwell State Bank, Maxwell                          6.25%        04/22/98         200,000
     500,000    Peoples State Bank, Elkader                          5.90%        05/18/98         500,000


See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, CONTINUED
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                    YIELD AT
      PAR                                                            TIME OF                   AMORTIZED
     VALUE                         DESCRIPTION                      PURCHASE      DUE DATE       COST
-------------   -------------------------------------------------  ----------     --------   -------------
     300,000    First State Bank, Ida Grove                          5.90%        06/01/98   $     300,000
   1,000,000    Peoples State Bank, Elma                             5.95%        06/22/98       1,000,000
     400,000    DeWitt Bank & Trust, DeWitt                          6.10%        07/29/98         400,000
     400,000    DeWitt Bank & Trust, DeWitt                          6.11%        08/05/98         400,000
     400,000    DeWitt Bank & Trust, DeWitt                          6.13%        08/12/98         400,000
     500,000    Citizens Bank, Sac City                              6.10%        08/21/98         500,000
     250,000    Ft. Madison Bank & Trust, Ft. Madison                6.05%        08/21/98         250,000
     500,000    First State Bank, Nora Springs                       6.10%        08/28/98         500,000
     250,000    Ackley State Bank, Ackley                            6.05%        09/10/98         250,000
     300,000    State Savings Bank, Baxter                           6.05%        09/10/98         300,000
   1,000,000    St. Ansgar State Bank, St. Ansgar                    6.10%        09/11/98       1,000,000
     500,000    Maquoketa State Bank, Maquoketa                      6.21%        09/11/98         500,000
     200,000    Treynor State Bank, Treynor                          6.25%        09/11/98         200,000
     500,000    DeWitt Bank & Trust, DeWitt                          6.05%        09/11/98         500,000
     250,000    First Bank & Trust, Rock Rapids                      6.10%        09/16/98         250,000
     500,000    First American State Bank, Ames                      6.00%        09/18/98         500,000
     300,000    Community Bank, Miles                                6.10%        10/19/98         300,000
   2,500,000    Norwest Bank, Clive                                  6.10%        11/12/98       2,500,000
                                                                                             -------------
                TOTAL (cost-- $42,100,000)                                                   $  42,100,000
                                                                                             -------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 38.67%
  $31,308,000   J. P. Morgan, Repurchase Agreement                   6.50%        01/02/98   $  31,307,000
   31,307,000   Smith Barney, Repurchase Agreement                   6.50%        01/02/98      31,307,000
                                                                                             -------------
                TOTAL (cost-- $62,615,000)                                                   $  62,615,000
                                                                                             -------------

TOTAL INVESTMENTS-- 99.55% (cost-- $161,186,726)                                             $ 161,186,726

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- 0.45% (Includes $45,467 payable
                to IMG and $719,998 dividends payable to unitholders)                        $     727,772
                                                                                             -------------

See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, CONTINUED
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                                   YIELD AT
      PAR                                                           TIME OF                    AMORTIZED
     VALUE                         DESCRIPTION                     PURCHASE     DUE DATE         COST
-------------  -------------------------------------------------  ----------   ---------  ---------------
NET ASSETS -- 100%
                Applicable to 161,914,498 outstanding units                                  $ 161,914,498
                                                                                             =============

NET ASSET VALUE:                                                                            $         1.00
                Offering and redemption price per unit ($161,914,498                        ==============
                divided by 161,914,498 units outstanding)

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                                 YIELD AT
      PAR                                                         TIME OF                    AMORTIZED
     VALUE                         DESCRIPTION                   PURCHASE       DUE DATE         COST
--------------    --------------------------------------------  -----------    ---------    --------------
COUPON SECURITIES -- 6.72%
    $1,500,000    U.S. Treasury-Note, 7.25%                      5.75%          02/15/98     $   1,502,672
     1,000,000    U.S. Treasury-Note, 7.25%                      5.84%          02/15/98         1,001,727
     1,000,000    U.S. Treasury-Note, 6.13%                      6.02%          03/31/98         1,000,252
                                                                                             -------------
                  TOTAL (cost-- $3,504,741)                                                  $   3,504,741
                                                                                             -------------

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 93.59%
   $48,840,000    SBC Warburg, Repurchase Agreement              6.40%          01/02/98     $  48,840,000
                                                                                             -------------
                  TOTAL (cost-- $48,840,000)                                                 $  48,840,000
                                                                                             -------------

TOTAL INVESTMENTS-- 100.31% (cost-- $52,344,741)                                             $  52,344,741

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES--  (0.31%)                                     $    (161,978)
                  (Includes $14,822 payable to IMG and $228,000                              -------------
                  dividends payable to unitholders)

NET ASSETS-- 100%                                                                            $  52,182,763
                  Applicable to 52,182,763 outstanding units                                 =============

NET ASSET VALUE:                                                                             $        1.00
                  Offering and redemption price per unit ($52,182,763                        =============
                  divided by 52,182,763 units outstanding)




See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997

                                                              DIRECT GOVERNMENT
                                     DIVERSIFIED PORTFOLIO  OBLIGATION PORTFOLIO

INVESTMENT INCOME:
  Interest                                $    5,204,608        $   1,565,040
                                          --------------        -------------

EXPENSES:
  Investment advisory, administrative,
    and program support fees                     295,239               92,340
  Custody and bank trust services fees           113,764               34,977
  Distribution fees                               91,653               27,982
  Other fees and expenses                         22,913                6,995
                                          --------------        -------------

TOTAL EXPENSES                                   523,569              162,294
                                          --------------        -------------

NET INVESTMENT INCOME                     $    4,681,039        $   1,402,746
                                          ==============        =============





See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 AND 1996

                                                                                 DIRECT GOVERNMENT
                                         DIVERSIFIED PORTFOLIO                 OBLIGATION PORTFOLIO
                                       1997                1996               1997              1996
                                 ----------------    ----------------    --------------   ---------------
From Investment Activities:
     Net investment income
     distributed to unitholders  $      4,681,039    $      5,005,045    $    1,402,746   $     1,448,136
                                 ================    ================    ==============   ===============

From Unit Transactions:
     (at constant net asset
       value of $1per unit)
     Units sold                  $    346,579,072    $    346,011,628    $    7,227,589   $     3,084,641
     Units issued in reinvest-
       ment of dividends from
       net investment income            4,681,039           5,005,045         1,402,746         1,448,136
     Units redeemed                  (388,394,703)       (329,024,222)      (15,273,252)      (14,758,733)
                                 ----------------    ----------------    --------------   ---------------
     Net increase/(decrease)
       in net assets derived
       from unit transactions         (37,134,592)         21,992,451       (6,642,917)      (10,225,956)

     Net assets at
       beginning of period            199,049,090         192,451,582        58,825,680        65,317,885
                                 ----------------    ----------------    --------------   ---------------

     Net assets
       at end of period          $    161,914,498    $    214,444,033    $   52,182,763   $    55,091,929
                                 ================    ================    ==============   ===============





See Accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD
-------------------------------

                                1997      1996      1995      1994      1993      1992      1991      1990      1989
                             -------------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT
TRUST DIVERSIFIED PORTFOLIO
Net Asset Value
Beginning of Period          $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Net Investment Income            .051      .049      .053      .043      .027      .033      .052      .073      .080

Dividends Distributed           (.051)    (.049)    (.053)    (.043)    (.027)    (.033)    (.052)    (.073)    (.080)
                              ----------------------------------------------------------------------------------------

Net Asset Value,
End of Period                $  1.000  $  1.000  $  1.000  $  1.000  $  1.000   $ 1.000  $  1.000  $  1.000  $  1.000
                              =======================================================================================

Total Return                    5.11%     4.87%     5.30%     4.33%     2.66%     3.29%     5.24%     7.30%     7.96%

Ratio of Expenses
to Average  Net Assets          0.57%     0.57%     0.57%     0.58%     0.57%     0.58%     0.66%     0.67%     0.67%

Ratio of Net Income to
Average  Net Assets             5.11%     4.87%     5.30%     4.33%     2.66%     3.29%     5.24%     7.30%     7.96%

Net Assets,
  End of Period
  (000 Omitted)              $161,914  $214,444  $187,247  $163,845  $181,420  $183,291  $191,626  $177,410  $136,074


See accompanying Notes to Financial Statements.

IPAIT PUBLIC AGENCY INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD

                                1997      1996      1995      1994      1993      1992      1991      1990      1989
                             ----------------------------------------------------------------------------------------
IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period           $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

Net Investment Income            .050      .048      .052      .043      .026      .030      .049      .073      .080

Dividends Distributed           (.050)    (.048)    (.052)    (.043)    (.026)    (.030)    (.049)    (.073)    (.080)
                              ---------------------------------------------------------------------------------------

Net Asset Value,
End of Period                 $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                              =======================================================================================

Total Return                    5.01%     4.81%     5.21%     4.25%     2.58%     3.00%     4.85%     7.35%     7.98%

Ratio of Expenses
to Average Net Assets           0.58%     0.58%     0.58%     0.58%     0.58%     0.58%     0.67%     0.65%     0.65%

Ratio of Net Income to
Average Net Assets              5.01%     4.81%     5.21%     4.25%     2.58%     3.00%     4.85%     7.35%     7.98%

Net Assets,
End of Period
(000 Omitted)                 $52,182   $55,091   $45,379   $28,013   $44,601   $12,861   $18,193   $11,109   $20,726



See accompanying Notes to Financial Statements.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-----------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION
     Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorized Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993. As amended, IPAIT is authorized to operate and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated
     (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A., serves as the Custodian and Bank Trust Services Provider, and Investors Management Group serves as the Investment Advisor and Administrator.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES
     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

IOWA PUBLIC AGENCY INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS, CONTINUED
----------------------------------------

     In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 1996, the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $63,883,888 and $49,816,800 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS
     IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES
     IPAIT is exempt from federal and state income tax.

     FEES AND EXPENSES
     Under separate agreements with IPAIT, Investors Management Group (IMG), the Investment Advisor, Administrator and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Bank Trust Services Provider, are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .230 percent of the average daily net asset value up to $150 million, .185 percent from $150 to $300 million, and .140 percent exceeding $300 million for investment advisor and administrative fees. In addition, IMG receives .10 percent of the average daily net asset value up to $250 million for program support fees. For the period ended December 31, 1997 the Diversified Portfolio and the Direct Government Obligation Portfolio paid $295,239 and $92,340, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of $150 million, .045 percent from $150 to $300 million, and .040 percent exceeding $300 million for custodial services. Norwest also receives .075 percent of the average daily net asset value for bank trust services. For the period ended December 31, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $113,764 and $34,977, respectively to Norwest for services provided. Under a distribution plan the public agency associations collectively receive an annual fee of .10 percent of the daily net asset value of the portfolios. For the period ended December 31, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $45,784 and $25,347 respectively to the Iowa League of Cities, $11,540 and $2,605, respectively to the Iowa Association of Municipal Utilities. For the perdiod ended December 31, 1997, the Diversified Portfolio paid $34,329 to the Iowa State Association of Counties. IPAIT is responsible for other expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $7,427,288,936 and $6,428,079,000 respectively for the period ended December 31, 1997. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $7,464,040,632 and $6,434,549,000 respectively for the period ended December 31, 1997.

                               BOARD OF TRUSTEES

ROBERT HAGEY, Treasurer                    JODY E. SMITH, Director of
   Sioux County, CHAIR                       Administrative Services
TOM HANAFAN, Mayor                           West Des Moines, TRUSTEE
   Council Bluffs,                         BOB HAUG, Executive Director
   VICE CHAIR                                 Iowa Association of
KEN ALBERTS, General Manager                  Municipal Utilities, EX-OFFICIO
   Cedar Falls Utilities,                     MEMBER AND  SECRETARY
   SECOND VICE CHAIR                       THOMAS BREDEWEG,
ROBERT RASMUSSEN, Mayor                       Executive Director
   Fairfield, TRUSTEE                         Iowa League of Cities,
JIM AHRENHOLTZ, Office Manager                EX-OFFICIO MEMBER AND
   Denison Municipal Utility,                 TREASURER
   TRUSTEE                                 WILLIAM PETERSON,
FLOYD MAGNUSSON, Supervisor                   Executive Director
   Webster County, TRUSTEE                    Iowa State Association
NORMAN KEHRBERG, Treasurer                    of Counties, EX-OFFICIO
   Plymouth County, TRUSTEE                   MEMBER AND ASSISTANT SECRETARY
PAUL OLDHAM, Office Manager
   Algona Municipal Utilities,
   TRUSTEE


                               SERVICE PROVIDERS

ADMINISTRATOR-INVESTMENT                  LEGAL COUNSEL:
ADVISOR:                                     Ahlers, Cooney, Dorweiler,
   Investors Management Group                Haynie, Smith & Allbee, P.C.
   2203 Grand Avenue                         100 Court Avenue
   Des Moines, IA  50312-5338                Des Moines, IA  50309

CUSTODIAN AND BANK TRUST                  INDEPENDENT AUDITORS:
SERVICES PROVIDER:                           KPMG Peat Marwick LLP
   Norwest Bank Iowa, N.A.                   2500 Ruan Center
   666 Walnut, P.O. Box 837                  Des Moines, IA  50309
   Des Moines, IA  50304




                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304
                        (800) 872-4024 or (515) 245-3245